[TREE GRAPHIC OMITTED]
                                   SEMI-ANNUAL
                                     REPORT
                                  -----------
                                 APRIL 30, 1999


                            PIN OAK AGGRESSIVE STOCK
                             WHITE OAK GROWTH STOCK
                            RED OAK TECHNOLOGY SELECT


                          [OAK ASSOCIATES LOGO OMITTED]
                              OAK ASSOCIATES FUNDS

                               INVESTMENT ADVISER:
                              OAK ASSOCIATES, LTD.

                              WWW.OAKASSOCIATES.COM

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page
                                                                         -------
Message to Shareholders .................................................   1
Market Commentary .......................................................   3
Financial Highlights ....................................................   4
Statement of Net Assets .................................................   6
Statement of Operations .................................................  10
Statement of Changes in Net Assets ......................................  11
Notes to Financial Statements ...........................................  12



--------------------------------------------------------------------------------
   Oak Associates, ltd., the investment adviser to the Funds, was established in 1985 and currently manages over $13 billion in pension, endowment, individual and mutual fund assets. Oak concentrates in the market sectors believed to have the greatest long-term growth potential and then focuses on key companies in those areas. Oak believes that a patient buy and hold strategy, low portfolio turnover, and controlled fund operating expense ratios are integral to achieving superior long-term performance.
--------------------------------------------------------------------------------

                                                         MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Fellow Shareholders:

[TREE GRAPHIC OMITTED]

We are pleased to send you the Oak Associates Funds' semi-annual report, which contains information on the holdings of each of the Funds, along with the Financial Highlights, Statement of Operations and Statement of Changes for the six-month period ended April 30, 1999. We encourage you to read them to help you stay informed about your mutual fund investment.

Although market volatility continues, with short-term irrational swings, overall the past six months have been very positive for the Funds. Performance has recovered sharply from the market downturn in October 1998, when the problems in Asia caused a ripple effect through the U.S. markets. The Funds' solid performance and a simple investment approach continue to garner media attention in national publications. And while our primary responsibility is investment management, our team is constantly working to improve service for shareholders.

Some noteworthy highlights of the last six months include:

PERFORMANCE -- White Oak Growth and Pin Oak Aggressive returned 33.87% and 33.61%, respectively, for the six months ending April 30, 1999. For comparison, the S&P 500 Index was up 22.32% during the same period. Red Oak Technology Select has returned 11.50% since its inception on December 31, 1998, versus the Nasdaq 100's return of 16.40%.

CONTINUED ASSET GROWTH -- As of April 30, 1999, we have grown to a $1.75 billion fund company, up from $872 million in assets six months earlier.

RED OAK TECHNOLOGY SELECT FUND OPENS -- Launched on December 31, 1998, Red Oak has gathered $68 million in assets and has performed well against its peer group.

WEB SITE ENHANCEMENTS -- We have recently added an online account access function to our site, WWW.OAKASSOCIATES.COm, where shareholders can view their account balance and transaction history. Our Web team is planning major design enhancements for the site this summer, which will provide additional investment information and tools.

NATIONAL MEDIA ATTENTION -- For the second year in a row, White Oak Growth was named to the "Money100" list of the best mutual funds in America, as selected by MONEY magazine. In March, Red Oak Technology Select was featured in a SMARTMONEY.COM story that is now posted on our Web site. And in April, Pin Oak Aggressive was highlighted by INVESTOR'S BUSINESS DAILY in an article on high performing small cap funds.

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS

                                                           WWW.OAKASSOCIATES.COM
                                                                               1

MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are proud of the accomplishments we have made, and will continue to improve upon them as we grow. The Oak Associates Funds' investment team understands your interest in keeping abreast of all aspects of your investment because, like you, we too are shareholders. If you have any suggestions, comments or questions regarding your investment, please visit our Web site at WWW.OAKASSOCIATES.COM, or call us toll-free at 1-888-462-5386.

As always, we appreciate the trust you have placed in us, and will continue to work hard to help you achieve your financial objectives.



Sincerely,

/S/SIGNATURE      /S/SIGNATURE

[PHOTO OMITTED]            [PHOTO OMITTED]
James D. Oelschlager       Douglas S. MacKay
CHIEF INVESTMENT OFFICER   CO-PORTFOLIO MANAGER
PORTFOLIO MANAGER          RED OAK TECHNOLOGY SELECT FUND

1-888-462-5386

[LOGO OMITTED]
OAK ASSOCIATES FUNDS

                                                               MARKET COMMENTARY
--------------------------------------------------------------------------------
                                                                  APRIL 30, 1999

Over the last six months, we have witnessed a strong recovery in the market. While it may be hard to believe viewed from today's levels, the late summer-early fall market correction could accurately be characterized as a bear market given the magnitude of the decline -- over 20%. If you believe, as we do, in the long-term potential of the market, then this downturn merely provided several potential investment opportunities for investors. The recovery since the October lows has been broad-based, across all of the sectors in which we invest -- technology, financial services and healthcare.

During the latter part of April, there has been a rotation out of growth stocks, mostly technology and healthcare names, and into the previously out-of-favor cyclical and commodity stocks. We believe that this rotation will be a short-lived, temporary event. In essence, we believe it will prove to be a head-fake. Many of these companies' profits are dependent on trends in commodity pricing. Once prices increase, even for a short while, manufacturers won't be able to keep themselves from flooding the market with additional goods, thereby bringing the prices back down again. Such is the pattern of commodity-based companies. This is the reason why we stay focused on long-term, sustainable potential rather than trying to time the ups and downs of a stock group with poor relative potential.

There has also been a great deal of talk about the recently released uptick in the consumer price index, a primary measure of inflation in the economy. While we do believe that inflation and interest rates are extremely important in determining what the stock market does going forward, we would note that the 0.7% reported figure is only for a single month period and comes on the heels of several months of very low numbers. The strong growth in productivity, the lack of a sustained rise in commodity prices, low levels of inventory brought about by intense supply chain management efforts, increased industry-wide competition brought about by the Internet, and falling labor costs, all support lower inflation ahead, not higher, as this month's statistic suggests. We would note that over the last several months, unit labor costs have been declining, thanks in large part to productivity gains that have been averaging over 4% on a quarterly basis. It has been widely publicized before, even by the Fed chairman himself, that the CPI number is misleading, and probably overstated. While we are not ignoring the reported number, given the risk that inflation can pose to the market, we think this happens to be a false reading.

In essence, we continue to expect more of the same -- a high growth, low inflation economy. With the second Industrial Revolution underway, we will likely see a continued surge in wealth creation that not only benefits the Gates of the world, but also extends to the average person on the street. We continue to favor healthcare, technology, and financial services companies in the current environment, and are sticking with the leaders within their respective categories. These remain great times for investors.

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS

                                                           WWW.OAKASSOCIATES.COM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED APRIL 30, 1999 (UNAUDITED) AND THE PERIODS ENDED OCTOBER 31,


                                    REALIZED AND                                   NET
            NET ASSET       NET      UNREALIZED   DISTRIBUTIONS  DISTRIBUTIONS    ASSET                     NET ASSETS
              VALUE     INVESTMENT    GAINS OR      FROM NET         FROM         VALUE                       END OF
            BEGINNING     INCOME    (LOSSES) ON    INVESTMENT       CAPITAL      END OF        TOTAL          PERIOD
            OF PERIOD     (LOSS)     SECURITIES      INCOME          GAINS       PERIOD        RETURN+         (000)
------------------------------------------------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
 1999        $21.96         (0.08)        7.46         --            --         $29.34            33.61%     $65,489
 1998(1)     $19.46         (0.15)        2.65         --            --         $21.96            12.85%     $41,444
 1997        $17.08         (0.11)        2.49         --            --         $19.46            13.93%     $31,681
 1996        $17.32         (0.09)       (0.15)        --            --         $17.08            (1.39)%    $23,738
 1995        $11.60         (0.08)        5.80         --            --         $17.32            49.31%     $15,652
 1994        $12.62         (0.06)       (0.96)        --            --         $11.60            (8.08)%     $9,624
 1993        $10.28         (0.05)        2.39         --            --         $12.62            22.76%      $9,079
 1992(2)     $10.00         --            0.28         --            --         $10.28            11.57%      $4,127

WHITE OAK GROWTH STOCK FUND
 1999        $34.04         (0.05)       11.58         --            --         $45.57            33.87%  $1,612,526
 1998(1)     $29.29         (0.05)        4.86         --            (0.06)     $34.04            16.48%    $830,219
 1997        $21.88          0.03         7.49         (0.04)        (0.07)     $29.29            34.46%    $362,404
 1996        $18.08          0.05         3.80         (0.05)        --         $21.88            21.33%     $26,109
 1995        $11.92          0.04         6.15         (0.03)        --         $18.08            52.07%     $10,495
 1994        $10.64          0.02         1.28         (0.02)        --         $11.92            12.24%      $5,942
 1993        $10.33          0.05         0.32         (0.06)        --         $10.64             3.59%      $5,539
 1992(2)     $10.00          0.02         0.33         (0.02)        --         $10.33            14.30%      $3,195

RED OAK TECHNOLOGY SELECT FUND
 1999(3)     $10.00         (0.02)        1.17         --            --         $11.15            11.50%     $68,007

                                                         RATIO OF
                                           RATIO OF     NET INCOME
                            RATIO OF       EXPENSES      (LOSS) TO
               RATIO OF    NET INCOME     TO AVERAGE    AVERAGE NET
              EXPENSES TO   (LOSS) TO     NET ASSETS      ASSETS    PORTFOLIO
                AVERAGE      AVERAGE      (EXCLUDING    (EXCLUDING  TURNOVER
              NET ASSETS   NET ASSETS      WAIVERS)      WAIVERS)     RATE
--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
 1999           1.00%*        (0.60)%*       1.11%*       (0.71)%*    11.79%
 1998(1)        1.00%         (0.79)%        1.14%        (0.93)%     10.04%
 1997           0.99%         (0.75)%        1.23%        (0.99)%     17.30%
 1996           0.96%         (0.62)%        1.47%        (1.13)%     31.65%
 1995           0.98%         (0.70)%        1.65%        (1.37)%     49.28%
 1994           0.96%         (0.62)%        1.74%        (1.40)%     48.88%
 1993           0.98%         (0.48)%        2.07%        (1.57)%     68.32%
 1992(2)        1.00%*         0.03 %*       4.06%*       (3.03)%*     4.00%

WHITE OAK GROWTH STOCK FUND
 1999           1.00%*        (0.30)%*       1.02%*       (0.32)%*       --
 1998(1)        1.00%         (0.22)%        1.07%        (0.29)%      6.16%
 1997           0.98%          0.06 %        1.14%        (0.10)%      7.90%
 1996           0.95%          0.23 %        1.50%        (0.32)%      8.07%
 1995           0.97%          0.29 %        2.06%        (0.80)%     22.43%
 1994           0.97%          0.19 %        2.24%        (1.08)%     37.42%
 1993           0.97%          0.54 %        2.71%        (1.20)%     27.48%
 1992(2)        1.00%*         0.74 %*       4.78%*       (3.04)%*       --

RED OAK TECHNOLOGY SELECT FUND
 1999(3)        1.00%*        (0.66)%*       1.35%*       (1.01)%*     1.61%

*   ANNUALIZED
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIOD PRIOR TO FEBRUARY 27, 1998 IS THE FINANCIAL DATA OF THE PIN OAK AGGRESSIVE STOCK FUND AND THE WHITE OAK GROWTH STOCK FUND, RESPECTIVELY, EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND.
(2) THE PIN OAK AGGRESSIVE STOCK FUND AND THE WHITE OAK GROWTH STOCK FUND COMMENCED OPERATIONS ON AUGUST 3, 1992. (3) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[LOGO OMITTED]
OAK ASSOCIATES FUNDS

1-888-462-5386
                                                           WWW.OAKASSOCIATES.COM
                                     4 & 5

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 1999 (UNAUDITED)

PIN OAK AGGRESSIVE STOCK FUND
----------------------------------------------
                                     MARKET
DESCRIPTION               SHARES   VALUE (000)
----------------------------------------------
 COMMON STOCKS--94.6%
 AIRCRAFT--4.7%
 Gulfstream Aerospace*    63,000   $  3,071
                                   --------
                                      3,071
                                   --------
 ATM MACHINES--4.0%
 Diebold                 108,500      2,611
                                   --------
                                      2,611
                                   --------
 BANKS--4.8%
 MBNA                    112,200      3,163
                                   --------
                                      3,163
                                   --------
 COMPUTER-AIDED DESIGN SOFTWARE--7.4%
 Parametric Technology*  175,000      2,286
 Synopsys*                55,000      2,592
                                   --------
                                      4,878
                                   --------
 COMPUTER COMMUNICATIONS EQUIPMENT--19.1%
 3Com*                    61,000      1,594
 Cisco Systems*           95,400     10,882
                                   --------
                                     12,476
                                   --------
 COMPUTER HARDWARE--2.0%
 Compaq Computer          58,500      1,305
                                   --------
                                      1,305
                                   --------
 INSURANCE--2.0%
 Mutual Risk Management
   Limited                34,732      1,350
                                   --------
                                      1,350
                                   --------
 MANAGED HEALTH CARE SERVICES--8.6%
 Express Scripts, Cl A*   76,300      5,617
                                   --------
                                      5,617
                                   --------
 SEMI-CONDUCTOR CAPITAL EQUIPMENT MANUFACTURING--4.6%
 Applied Materials*       55,900      2,998
                                   --------
                                      2,998
                                   --------
 SEMI-CONDUCTORS/ELECTRONICS--22.1%
 Atmel*                  112,500      2,053
 Linear Technology        55,600      3,162
 Maxim Integrated
   Products*              59,400      3,326
 Vitesse Semiconductor*   60,000      2,779
 Xilinx*                  68,800      3,139
                                   --------
                                     14,459
                                   --------

----------------------------------------------
                       SHARES/FACE   MARKET
DESCRIPTION           AMOUNT (000) VALUE (000)
----------------------------------------------
 TECHNOLOGY CONSULTING SERVICES--5.7%
 International Network
   Services*              98,550   $  3,745
                                   --------
                                      3,745
                                   --------
 TELECOMMUNICATIONS EQUIPMENT--9.6%
 Ascend Communications*   29,000      2,802
 Aspect
   Telecommunications*   167,600      1,336
 Ciena*                   90,700      2,131
                                   --------
                                      6,269
                                   --------
TOTAL COMMON STOCKS
   (Cost $35,198)                    61,942
                                   --------
 REPURCHASE AGREEMENT--6.5%
 J.P. Morgan
   4.820%, dated 04/30/99,
   matures 05/03/99, repurchase
   price $4,296,128 (collateralized by
   U.S. Treasury Note, par value
   $4,336,000, 3.875%, 01/15/09,
   total market value:
   $4,380,703)            $4,294      4,294
                                   --------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,294)                      4,294
                                   --------
TOTAL INVESTMENTS-- 101.1%
   (Cost $39,492)                    66,236
                                   --------
 OTHER ASSETS AND LIABILITIES,
   NET (1.1%)                          (747)
                                   --------
NET ASSETS:
Portfolio Shares (unlimited authorization
   -- no par value) based on 2,231,741
   outstanding shares of
   beneficial interest               37,641
Accumulated net investment loss        (178)
Accumulated net realized gain
   on investments                     1,282
Net unrealized appreciation
   on investments                    26,744
                                   --------

 TOTAL NET ASSETS-- 100.0%          $65,489
                                   --------
                                   --------

Net Asset Value, Offering and Redemption
   Price Per Share                    $29.34
                                   --------
                                   --------

* NON-INCOME PRODUCING SECURITY
CL --CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[LOGO OMITTED]
OAK ASSOCIATES FUNDS

1-888-462-5386

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                      APRIL 30, 1999 (UNAUDITED)

WHITE OAK GROWTH STOCK FUND
----------------------------------------------
                                     MARKET
DESCRIPTION               SHARES   VALUE (000)
----------------------------------------------
 COMMON STOCKS--96.8%
 BANKS--17.1%
 BankAmerica           1,094,000 $   78,768
 Bankers Trust New York  101,800      9,168
 Citigroup             1,260,000     94,815
 MBNA                  3,280,000     92,455
                                   --------
                                    275,206
                                   --------
 COMPUTER-AIDED DESIGN SOFTWARE--2.5%
 Parametric Technology*3,074,300     40,158
                                   --------
                                     40,158
                                   --------
 COMPUTER COMMUNICATIONS EQUIPMENT--8.9%
 3Com*                 2,300,000     60,088
 Cisco Systems*          735,750     83,921
                                   --------
                                    144,009
                                   --------
 COMPUTER HARDWARE--6.7%
 Compaq Computer       2,080,000     46,410
 Sun Microsystems*     1,025,400     61,332
                                   --------
                                    107,742
                                   --------
 COMPUTER STORAGE--4.3%
 EMC*                    630,000     68,631
                                   --------
                                     68,631
                                   --------
 FINANCIAL SERVICES--0.6%
 First Data              235,100      9,977
                                   --------
                                      9,977
                                   --------
 INSURANCE--4.8%
 American International
   Group                 664,999     78,096
                                   --------
                                     78,096
                                   --------
 MEDICAL INSTRUMENTS--4.8%
 Medtronic             1,075,000     77,333
                                   --------
                                     77,333
                                   --------
 PHARMACEUTICALS--12.4%
 Eli Lilly & Co.         785,000     57,796
 Merck                   950,000     66,738
 Pfizer                  662,000     76,171
                                   --------
                                    200,705
                                   --------

----------------------------------------------
                        SHARES/FACE  MARKET
DESCRIPTION            AMOUNT (000)VALUE (000)
----------------------------------------------
 PREPACKAGED SOFTWARE--1.8%
 Microsoft*              348,000  $  28,297
                                   --------
                                     28,297
                                   --------
 SECURITIES BROKER--4.8%
 Morgan Stanley, Dean
   Witter, Discover      775,000     76,870
                                   --------
                                     76,870
                                   --------
 SEMI-CONDUCTOR CAPITAL
    EQUIPMENT MANUFACTURING--4.5%
 Applied Materials*    1,354,200     72,619
                                   --------
                                     72,619
                                   --------
 SEMI-CONDUCTORS/ELECTRONICS--9.9%
 Intel                 1,330,000     81,379
 Linear Technology     1,382,400     78,624
                                   --------
                                    160,003
                                   --------
 TELECOMMUNICATIONS EQUIPMENT--13.7%
 Ascend Communications*  931,700     90,026
 Ciena*                1,491,200     35,043
 Nortel Networks          54,600      3,723
 Tellabs*                845,000     92,448
                                   --------
                                    221,240
                                   --------

TOTAL COMMON STOCKS
   (Cost $1,176,699)              1,560,886
                                   --------
 REPURCHASE AGREEMENT--4.0%
 J.P. Morgan
   4.820%, dated 04/30/99, matures
   05/03/99, repurchase price $64,216,258
   (collateralized by U.S. Treasury
   Note, par value $63,068,000,
   6.750%, 04/30/00 and U.S.
   Treasury Bond, par value
   $816,000, 10.625%, 08/15/15,
   total market value:
   $65,475,044)          $64,190     64,190
                                   --------

TOTAL REPURCHASE AGREEMENT
   (Cost $64,190)                    64,190
                                   --------
                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS

                                                           WWW.OAKASSOCIATES.COM

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 1999 (UNAUDITED)

WHITE OAK GROWTH STOCK FUND
-----------------------------------------------
                                     MARKET
DESCRIPTION                        VALUE (000)
-----------------------------------------------
TOTAL INVESTMENTS -- 100.8%
   (Cost $1,240,889)             $1,625,076
                                  ---------
 OTHER ASSETS AND LIABILITIES,
    NET-- (0.8%)                    (12,550)
                                  ---------
 NET ASSETS:
Portfolio Shares (unlimited authorization
   -- no par value) based on 35,383,341
   outstanding shares of
   beneficial interest            1,236,200
Accumulated net investment loss      (1,904)
Accumulated net realized loss
   on investments                    (5,957)
Net unrealized appreciation
   on investments                   384,187
                                  ---------
 TOTAL NET ASSETS -- 100.0%      $1,612,526
                                  ---------
                                  ---------
Net Asset Value, Offering and Redemption
   Price Per Share                   $45.57
                                  ---------
                                  ---------
* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[LOGO OMITTED]
OAK ASSOCIATES FUNDS

1-888-462-5386
8

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                      APRIL 30, 1999 (UNAUDITED)

RED OAK TECHNOLOGY SELECT FUND
----------------------------------------------
                                     MARKET
DESCRIPTION               SHARES   VALUE (000)
----------------------------------------------
 COMMON STOCKS--98.8%
 COMPUTER-AIDED DESIGN SOFTWARE--3.1%
 Parametric Technology*  163,700  $   2,138
                                   --------
                                      2,138
                                   --------
 COMPUTER COMMUNICATIONS EQUIPMENT--10.1%
 3Com*                    73,900      1,931
 Cisco Systems*           43,200      4,927
                                   --------
                                      6,858
                                   --------
 COMPUTER HARDWARE--15.9%
 Dell Computer*          100,800      4,152
 Gateway 2000*            47,950      3,174
 Sun Microsystems*        58,800      3,517
                                   --------
                                     10,843
                                   --------
 COMPUTER STORAGE--10.4%
 EMC*                     39,800      4,336
 Network Appliance        54,700      2,752
                                   --------
                                      7,088
                                   --------
 FINANCIAL SERVICES--4.0%
 Charles Schwab           24,600      2,700
                                   --------
                                      2,700
                                   --------
 INTERNET SOFTWARE--2.9%
 America Online*          14,000      1,999
                                   --------
                                      1,999
                                   --------
 PREPACKAGED SOFTWARE--6.0%
 Microsoft*               50,300      4,090
                                   --------
                                      4,090
                                   --------
 SEMI-CONDUCTOR CAPITAL EQUIPMENT MANUFACTURING--5.8%
 Applied Materials*       72,800      3,904
                                   --------
                                      3,904
                                   --------
 SEMI-CONDUCTORS/ELECTRONICS--15.3%
 Intel                    66,400      4,063
 Maxim Integrated
   Products*              65,500      3,668
 Vitesse Semiconductor*   57,400      2,658
                                   --------
                                     10,389
                                   --------

----------------------------------------------
                      SHARES/FACE    MARKET
DESCRIPTION           AMOUNT (000) VALUE (000)
----------------------------------------------
 TECHNOLOGY CONSULTING SERVICES--3.9%
 International Network
   Services*              69,550   $  2,643
                                   --------
                                      2,643
                                   --------
 TELECOMMUNICATIONS EQUIPMENT--13.5%
 Aspect
   Telecommunications*   177,500      1,414
 Ciena*                   80,700      1,896
 Tellabs*                 25,700      2,812
 Uniphase*                25,100      3,046
                                   --------
                                      9,168
                                   --------
 TELEPHONES & TELECOMMUNICATIONS--7.9%
 AT&T                     49,800      2,515
 MCI Worldcom*            34,400      2,827
                                   --------
                                      5,342
                                   --------
TOTAL COMMON STOCKS
   (Cost $63,394)                    67,162
                                   --------
 REPURCHASE AGREEMENT--2.3%
  J.P. Morgan
    4.820%, dated 04/30/99, matures 05/03/99,
    repurchase price $1,575,361 (collateralized by
    U.S. Treasury Note, par value $1,603,000,
    4.875%, 03/31/01, total market
    value: $1,606,525)    $1,575      1,575
                                   --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,575)                      1,575
                                   --------
TOTAL INVESTMENTS-- 101.1%
   (Cost $64,969)                    68,737
                                   --------
 OTHER ASSETS AND LIABILITIES,
   NET -- (1.1%)                       (730)
                                   --------

NET ASSETS:
Portfolio Shares (unlimited authorization
   -- no par value) based on 6,097,659
   outstanding shares of
   beneficial interest               65,070
Accumulated net investment loss        (107)
Accumulated net realized loss
   on investments                      (724)
Net unrealized appreciation
  on investments                      3,768
                                   --------
 TOTAL NET ASSETS-- 100.0%          $68,007
                                   --------
                                   --------
Net Asset Value, Offering and Redemption
   Price Per Share                   $11.15
                                   --------
                                   --------
* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS
                                                           WWW.OAKASSOCIATES.COM

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      PIN OAK       WHITE OAK       RED OAK
                                                 AGGRESSIVE STOCK GROWTH STOCK TECHNOLOGY SELECT
                                                       FUND           FUND           FUND
                                                  ---------------------------------------------
                                                     11/01/98        11/01/98     12/31/98 (1)
                                                    TO 04/30/99    TO 04/30/99    TO 04/30/99
-----------------------------------------------------------------------------------------------
Investment Income:
   Dividends .....................................     $   47        $ 3,482        $   11
   Interest ......................................         68            935            43
-----------------------------------------------------------------------------------------------
      Total Investment Income ....................        115          4,417            54
-----------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................        217          4,677           119
   Investment Advisory Fee Waiver ................        (32)          (146)          (56)
   Administration Fees ...........................         44            652            28
   Custodian Fees ................................          2             21             3
   Transfer Agent Fees and Expenses ..............         27            353            31
   Avoided Transfer Agent Fees                              9            439            --
   Professional Fees .............................          2             51             2
   Trustee Fees ..................................         --              6            --
   Registration Fees .............................         19            176            30
   Printing ......................................          4             80             4
   Insurance and Other Fees ......................          1             12            --
-----------------------------------------------------------------------------------------------
      Total Expenses .............................        293          6,321           161
-----------------------------------------------------------------------------------------------
      Net Investment Loss ........................       (178)        (1,904)         (107)
-----------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold ............................      1,485          --           (724)
   Net Unrealized Appreciation of
      Investment Securities ......................     13,718        305,088         3,768
-----------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
         on Investments ..........................     15,203        305,088         3,044
-----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
         From Operations .........................    $15,025       $303,184        $2,937
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

(1) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31,
    1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]
OAK ASSOCIATES FUNDS
1-888-462-5386

                                        STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                 PIN OAK                 WHITE OAK          RED OAK
                                            AGGRESSIVE STOCK           GROWTH STOCK       TECHNOLOGY
                                                  FUND                      FUND          SELECT FUND
                                           ------------------     ----------------------- ------------
                                           11/01/98                11/01/98               12/31/98 (1)
                                          TO 04/30/99   11/01/97  TO 04/30/99  11/01/97   TO 04/30/99
                                          (UNAUDITED) TO 10/31/98 (UNAUDITED) TO 10/31/98 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss .................. $   (178)   $  (277)     $ (1,904)   $ (1,326)    $ (107)
   Net Realized Gain (Loss) on
     Securities Sold ....................    1,485      1,175           --       (5,957)      (724)
   Net Unrealized Appreciation of
      Investment Securities .............   13,718      2,886       305,088      56,368      3,768
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations ...................   15,025      3,784       303,184      49,085      2,937
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ................       --         --           --           --         --
   Realized Capital Gains ...............       --         --           --         (848)        --
-------------------------------------------------------------------------------------------------------
      Total Distributions ...............       --         --           --         (848)        --
-------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ........................   33,549     25,022      688,251      699,743     71,571
   Shares Issued in Lieu of Cash Distributions  --         --           --          802         --
   Shares Redeemed ......................  (24,529)   (19,043)    (209,128)    (280,967)    (6,501)
-------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Capital
         Share Transactions .............    9,020      5,979      479,123      419,578     65,070
-------------------------------------------------------------------------------------------------------
            Total Increase in Net Assets    24,045      9,763      782,307      467,815     68,007
-------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period ...............   41,444     31,681      830,219      362,404        --
-------------------------------------------------------------------------------------------------------
      End of Period .....................  $65,489    $41,444   $1,612,526     $830,219    $68,007
-------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ...............................    1,237      1,173       15,844       20,843      6,684
   Issued in Lieu of Cash Distributions .       --        --           --            29         --
   Redeemed .............................     (892)      (914)      (4,850)      (8,854)      (586)
-------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions ...      345        259       10,994       12,018      6,098
-------------------------------------------------------------------------------------------------------

(1) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31,
    1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS

                                                           WWW.OAKASSOCIATES.COM

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 1999 (UNAUDITED)

1. ORGANIZATION:

THE OAK ASSOCIATES FUNDS (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with three portfolios: Pin Oak Aggressive Stock Fund, White Oak Growth Stock Fund and Red Oak Technology Select Fund (the "Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. The reorganization took place on February 27, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

    SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange (or reported on the NASDAQ national market system), are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the

[LOGO OMITTED]

OAK ASSOCIATES FUNDS

1-888-462-5386
12

                                                    NOTESTO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                      APRIL 30, 1999 (UNAUDITED)


counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to Shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

    Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, under which the Administrator provides management and administrative services for an annual fee of 0.15% of the average daily net assets of each of the Funds up to $250 million, 0.12% on the next $200 million, 0.10% on the next $200 million, and 0.08% of such assets in excess of $650 million.
There is a minimum annual fee of $75,000 per fund.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS
                                                           WWW.OAKASSOCIATES.COM

First Union National Bank acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 1999, are as follows:

                 PIN OAK  WHITE OAK  RED OAK
               AGGRESSIVE  GROWTH  TECHNOLOGY
                  STOCK     STOCK    SELECT
                  FUND      FUND      FUND
                  (000)     (000)     (000)
               -------------------------------
Purchases      $13,695   $445,544   $64,996
Sales            6,540         --       877

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1999, are as follows:

                 PIN OAK  WHITE OAK  RED OAK
               AGGRESSIVE  GROWTH  TECHNOLOGY
                  STOCK     STOCK    SELECT
                  FUND      FUND      FUND
                  (000)     (000)     (000)
               -------------------------------
Aggregate gross
   unrealized
   appreciation  $32,526   $483,088    $7,024
Aggregate gross
   unrealized
   depreciation   (5,782)   (98,901)   (3,256)
                 -------   --------    ------
Net unrealized
   appreciation  $26,744   $384,187    $3,768
                 =======   ========    ======


 7. CAPITAL LOSS CARRYFORWARDS:
The capital loss carryforwards at October 31, 1998, for federal income tax purposes are as follows:

                    EXPIRES EXPIRES  EXPIRES
                     2004    2005     2006
                    ------- -------  -------
Pin Oak Aggressive
   Stock Fund      $129,749 $73,224  $       --
White Oak Growth
   Stock Fund      $     -- $    --  $5,956,896

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains so offset will not be distributed.

[LOGO OMITTED]
OAK ASSOCIATES FUNDS
1-888-462-5386
14

                                     NOTES

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS
                                                           WWW.OAKASSOCIATES.COM

                                     NOTES


[LOGO OMITTED]
OAK ASSOCIATES FUNDS
1-888-462-5386
16

                                     NOTES

                                                                  [LOGO OMITTED]
                                                            OAK ASSOCIATES FUNDS
                                                           WWW.OAKASSOCIATES.COM

                                     NOTES


[LOGO OMITTED]
OAK ASSOCIATES FUNDS
1-888-462-5386
18

[LOGO OMITTED]
OAK ASSOCIATES FUNDS



                               PIN OAK AGGRESSIVE
                                WHITE OAK GROWTH
                            RED OAK TECHNOLOGY SELECT

P.O. BOX 419441
KANSAS CITY, MO 64141-6441




INVESTMENT ADVISER:
[LOGO OMITTED]
OAK ASSOCIATES, LTD.

TO OPEN AN ACCOUNT,
RECEIVE ACCOUNT INFORMATION,
MAKE INQUIRIES OR REQUEST
AN INVESTMENT KIT:
CALL TOLL FREE
1-888-4OAK-FUND
(1-888-462-5386)


WWW.OAKASSOCIATES.COM


OAK-F-021-08000